Significant Accounting Policies (Details 5)	0 Months Ended	12 Months Ended
	Sep. 04, 2013 item	Dec. 31, 2013
Management incentive plan | JEH | Management units | Common Class B
Stock Compensation
Unvested units and shares		457,150
Management incentive plan | JEH | Management units | Dual vesting
Stock Compensation
Percentage of units vesting in equal annual installments		60.00%
Vesting term		5 years
Percentage of units vesting upon restructuring event		40.00%
Management incentive plan | JEH | Management units | Single vesting
Stock Compensation
Vesting term		5 years
2013 Omnibus Incentive Plan | Class A common stock
Stock Compensation
Shares reserved (in shares)		3,850,000
Awards granted (in shares)		0
2013 Omnibus Incentive Plan | Restricted stock
Stock Compensation
Vesting term		1 year
Number of outside members of the Board of Directors to whom awards were granted	4
Awards granted, per outside member of the Board of Directors (in shares)	6,645